STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH SHORT-TERM ASSET RESERVE FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investment in Standish Short-Term Asset Reserve
    Portfolio ("Portfolio"), at value (Note 1A)                    $207,961,488
  Receivable for Fund shares sold                                       359,609
  Prepaid expenses                                                        2,826
                                                                   ------------
    Total assets                                                    208,323,923

LIABILITIES
  Payable for Fund shares redeemed                     $3,966,852
  Distributions payable                                   211,051
  Accrued accounting, custody and transfer agent fees       3,175
  Accrued trustees' fees and expenses (Note 2)                987
  Accrued expenses and other liabilities                   10,057
                                                       ----------
    Total liabilities                                                 4,192,122
                                                                   ------------
NET ASSETS                                                         $204,131,801
                                                                   ============
NET ASSETS CONSIST OF:
  Paid-in capital                                                  $218,569,511
  Accumulated net realized loss                                     (12,686,723)
  Distributions in excess of net investment income                     (285,559)
  Net unrealized depreciation                                        (1,465,428)
                                                                   ------------
TOTAL NET ASSETS                                                   $204,131,801
                                                                   ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING                            10,589,064
                                                                   ============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
  PER SHARE (Net Assets/Shares outstanding)                        $      19.28
                                                                   ============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH SHORT-TERM ASSET RESERVE FUND

                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1B)
  Interest income allocated from Portfolio                         $7,242,310
  Expenses allocated from Portfolio                                  (378,621)
                                                                   ----------
    Net investment income allocated from Portfolio                  6,863,689

EXPENSES
  Accounting, custody, and transfer agent fees          $  18,368
  Legal and audit services                                  9,900
  Registration fees                                         3,991
  Trustees' fees and expenses (Note 2)                      1,987
  Insurance expense                                           666
  Miscellaneous                                             6,303
                                                        ---------
    Total expenses                                         41,215

Deduct:
  Reimbursement of Fund operating expenses (Note 2)        (9,657)
                                                        ---------
    Total expense deductions                               (9,657)
                                                        ---------
      Net expenses                                                     31,558
                                                                   ----------
        Net investment income                                       6,832,131
                                                                   ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized loss allocated from Portfolio on:
    Investment security transactions                     (625,059)
                                                        ---------
      Net realized loss                                              (625,059)
  Change in unrealized appreciation (depreciation)
    allocated from Portfolio on:
    Investment securities                                 918,193
                                                        ---------
      Change in net unrealized appreciation
        (depreciation)                                                918,193
                                                                   ----------
    Net realized and unrealized gain on investments                   293,134
                                                                   ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                         $7,125,265
                                                                   ==========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH SHORT-TERM ASSET RESERVE FUND

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                          JUNE 30, 2000       YEAR ENDED
                                                           (UNAUDITED)     DECEMBER 31, 1999
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                   $   6,832,131      $  14,801,323
  Net realized loss                                            (625,059)          (936,734)
  Change in net unrealized appreciation (depreciation)          918,193         (1,863,288)
                                                          -------------      -------------
  Net increase in net assets from investment operations       7,125,265         12,001,301
                                                          -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1E)
  From net investment income                                 (6,832,131)       (14,801,323)
                                                          -------------      -------------
  Total distributions to shareholders                        (6,832,131)       (14,801,323)
                                                          -------------      -------------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                           94,339,083        279,131,356
  Value of shares issued to shareholders in payment of
    distributions declared                                    5,505,684         12,315,338
  Cost of shares redeemed                                  (197,970,704)      (246,686,144)
                                                          -------------      -------------
  Net increase (decrease) in net assets from Fund share
    transactions                                            (98,125,937)        44,760,550
                                                          -------------      -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     (97,832,803)        41,960,528

NET ASSETS
  At beginning of period                                    301,964,604        260,004,076
                                                          -------------      -------------
  At end of period (including distributions in excess
    of net investment income of $285,559 and $285,559,
    respectively)                                         $ 204,131,801      $ 301,964,604
                                                          =============      =============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH SHORT-TERM ASSET RESERVE FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            SIX MONTHS
                                              ENDED                          YEAR ENDED DECEMBER 31,
                                          JUNE 30, 2000     ----------------------------------------------------------
                                          (UNAUDITED)(1)     1999(1)     1998(1)       1997        1996        1995
                                          --------------    ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD         $  19.23        $  19.44    $  19.48    $  19.50    $  19.55    $  19.22
                                             --------        --------    --------    --------    --------    --------
FROM INVESTMENT OPERATIONS:
  Net investment income*                         0.58            1.08        1.13        1.15        1.11        1.13
  Net realized and unrealized gain
    (loss) on investments                        0.05           (0.21)      (0.04)      (0.02)      (0.04)       0.33
                                             --------        --------    --------    --------    --------    --------
Total from investment operations                 0.63            0.87        1.09        1.13        1.07        1.46
                                             --------        --------    --------    --------    --------    --------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                    (0.58)          (1.08)      (1.13)      (1.15)      (1.12)      (1.12)
  In excess of net investment income               --              --          --          --          --       (0.01)
                                             --------        --------    --------    --------    --------    --------
Total distributions to shareholders             (0.58)          (1.08)      (1.13)      (1.15)      (1.12)      (1.13)
                                             --------        --------    --------    --------    --------    --------
NET ASSET VALUE, END OF PERIOD               $  19.28        $  19.23    $  19.44    $  19.48    $  19.50    $  19.55
                                             ========        ========    ========    ========    ========    ========
TOTAL RETURN+                                    3.30%+++        4.61%       5.75%       5.94%       5.62%      7.85%

RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net
    assets)*(2)                                  0.36%++         0.35%       0.35%       0.36%       0.35%       0.33%
  Net Investment Income (to average
    daily net assets)*                           6.01%++         5.60%       5.81%       5.89%       5.75%       5.95%
  Portfolio Turnover(3)                            --              --          --         119%        156%        208%
  Net Assets, End of Period (000's
    omitted)                                 $204,132        $301,965    $260,004    $245,757    $194,074    $243,500

-----------------
* For the period indicated, the investment adviser voluntarily agreed to reimburse the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and ratios would have been:

    Net investment income per share          $   0.57              --          --          --          --          --
    Ratios (to average daily net assets):
      Expenses(2)                                0.37%++           --          --          --          --          --
      Net investment income                      6.00%++           --          --          --          --          --

(1)   Calculated based on average shares outstanding.
(2) Includes the Fund's share of Standish Short-Term Asset Reserve Portfolio's allocated expenses for the periods since January 2, 1998.
(3) Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing directly in securities. The portfolio turnover rate for the period, since the Fund transferred substantially all of its investable assets to the portfolio, is shown in the Portfolio's financial statements which are included elsewhere in this report.
+     Total return would have been lower in the absence of expense waivers.
++    Computed on an annualized basis.
+++   Not annualized.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH SHORT-TERM ASSET RESERVE FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Short-Term Asset Reserve Fund (the "Fund") is a separate diversified investment series of the Trust.

      The Fund currently invests all of its investable assets in an interest of the Standish Short-Term Asset Reserve Portfolio (the "Portfolio"), a subtrust of Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust, and has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 100% at June 30, 2000). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. INVESTMENT SECURITY VALUATIONS

      The Fund records its investment in the Portfolio at value. The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

      B. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of the trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

      C. FEDERAL TAXES

      As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year.

      At December 31, 1999, the Fund, for the federal income tax purposes, had capital loss carryovers which will reduce the Fund's taxable income arising from future net realizeable gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the fund of any liability for federal income tax. Such capital loss carryovers are as follows:

                        CAPITAL LOSS
                         CARRY OVER   EXPIRATION DATE
                        ------------  ---------------
                         $3,071,161     12/31/2000
                          1,512,610     12/31/2001
                          5,263,400     12/31/2002
                            568,968     12/31/2003
                            277,757     12/31/2004
                            381,998     12/31/2005
                             80,787     12/31/2006
                            848,377     12/31/2007

      The Fund elected to defer to its fiscal year ending December 31, 2000 losses of $56,606 recognized during the period from November 1, 1999 to December 31, 1999.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH SHORT-TERM ASSET RESERVE FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      D. OTHER

      All net investment income and realized and unrealized gains and losses of the Portfolio are allocated pro rata among the investors in the Portfolio.

      E. DISTRIBUTIONS TO SHAREHOLDERS

      Dividends from net investment income will be declared daily and distributed monthly. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and capital gains distributions, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies
      (PFIC), litigation proceeds, market discount, non-taxable dividends, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

      Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

(2)   INVESTMENT ADVISORY FEE:

      The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to Standish Ayer & Wood, Inc. ("SA&W") for such services. See
      Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. SA&W voluntarily agreed to limit the total operating expenses of the Fund and its pro rata share of expenses allocated from the Portfolio (excluding brokerage commissions, taxes and extraordinary expenses) to 0.36% of the Fund's average daily net assets for the six months ended June 30, 2000. Pursuant to this agreement, for the six months ended June 30, 2000, SA&W voluntarily reimbursed the Fund for $9,657 of its operating expenses. The Trust pays no compensation directly to its trustees who are affiliated with the investment adviser or to its officers, all of whom receive remuneration for their services to the Trust from SA&W. Certain of the trustees and officers of the Trust are directors or officers of SA&W.

(3)   INVESTMENT TRANSACTIONS:

      Increases and decreases in the Fund's investment in the Portfolio for the six months ended June 30, 2000, aggregated $93,999,656 and $195,438,296, respectively.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH SHORT-TERM ASSET RESERVE FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(4)   SHARES OF BENEFICIAL INTEREST:

      The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                               SIX MONTHS ENDED
                                                                JUNE 30, 2000         YEAR ENDED
                                                                 (UNAUDITED)      DECEMBER 31, 1999
                                                               ----------------  --------------------
      Shares sold                                                   4,902,093          14,432,526
      Shares issued to shareholders in payment of
        distributions declared                                        286,144             637,220
      Shares redeemed                                             (10,300,235)        (12,745,104)
                                                                -------------       -------------
      Net increase (decrease)                                      (5,111,998)          2,324,642
                                                                =============       =============

      At June 30, 2000, two shareholders held of record approximately 30% and 11% of the total outstanding shares of the Fund, respectively. Investment activity of these shareholders could have a material impact on the Fund.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                   STANDISH SHORT-TERM ASSET RESERVE PORTFOLIO

               SCHEDULE OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          EXPECTED                     PAR            VALUE
SECURITY                                        RATE      MATURITY      MATURITY      VALUE*        (NOTE 1A)
---------------------------------------------------------------------------------------------------------------
BONDS AND NOTES -- 92.0%

ASSET BACKED -- 32.3%
BankBoston Home Equity Loan 1998-1 A2           6.220%   04/22/2001    02/25/2013   $3,000,000    $   2,951,250
CIT Group Securitization Corp. 1993-1 A4        6.500%   09/03/2001    06/15/2018    4,900,588        4,827,845
Case Equipment Loan Trust 1997-B C              6.410%   04/08/2001    09/15/2004    1,492,443        1,484,048
Chase Credit Card Master Trust 1996-1 A         5.550%   01/03/2001    09/15/2003    1,500,000        1,487,988
Chase Manhattan Auto Owner 1997-B               6.750%   11/25/2001    01/15/2004    1,900,000        1,883,078
Chemical Master Credit Card Trust 1995-2 A      6.230%   10/09/2000    06/15/2003    3,000,000        2,993,555
Citibank Credit Card Master Trust 1996-1 A      0.000%   01/28/2001    02/07/2003    3,800,000        3,645,625
Delta Funding Home Equity Loan 1996-1 A5        7.400%   06/05/2001    07/25/2013    5,000,000        4,989,844
Delta Funding Home Equity Loan 1998-1 A2A(a)    6.820%   08/05/2000    05/25/2030      560,207          559,682
Delta Funding Home Equity Loan 1998-2 A3F(a)    6.240%   10/03/2002    05/15/2025    3,000,000        2,957,930
Discover Card Master Trust 1998-2 A             5.800%   03/01/2001    09/16/2003    2,750,000        2,725,186
Fleet Credit Card 1995-F A1                     6.050%   10/24/2000    08/01/2003    2,500,000        2,492,187
Ford Credit Auto Owner Trust 1998-A A3          5.650%   08/11/2000    10/15/2001    3,396,941        3,393,756
Green Tree Financial Corp. 1998-6 A3            5.930%   10/24/2000    04/01/2009    6,050,000        6,004,625
Green Tree Lease Finance 1997-1 C               6.850%   08/17/2001    09/20/2005    1,556,916        1,527,055
Gulf States Auto Grantor Trust 1996-B A         6.600%   12/03/2000    05/25/2003      635,917          632,538
Independent National Mortgage Corp. 1998-2 A2   6.170%   05/13/2001    12/25/2011    4,827,932        4,764,566
Premier Auto Trust 1997-1B ERISA                6.550%   02/16/2001    09/06/2003    5,000,000        4,971,500
Residential Funding 1999 KS1A                   6.000%   09/12/2001    04/25/2020    3,970,000        3,878,194
Standard Credit Card 1998-1 A6(a)               7.053%   08/05/2000    03/23/2003    5,174,000        5,167,532
TMS Home Equity Trust 1998-A AV(a)              6.830%   08/05/2000    06/15/2029    2,965,377        2,957,964
UCFC Home Equity Loan Trust 1994-D1 A4          8.775%   10/06/2000    02/10/2016      866,118          866,118
UCFC Home Equity Loan Trust 1996-A1 A5          6.500%   07/14/2000    03/15/2016       86,778           86,778
                                                                                                  -------------
Total Asset Backed (Cost $67,885,183)                                                                67,248,844
                                                                                                  -------------
CORPORATE -- 49.6%

BANK BONDS -- 8.0%
Bank One                                        6.400%                 08/01/2002    2,975,000        2,907,675
Firstar Corp. Medium Term Notes(a)              6.753%   09/29/2000    08/03/2001    3,000,000        3,006,378
National Westminister Bank                      9.450%                 05/01/2001    4,000,000        4,069,238
US Bancorp Notes NCL                            6.350%                 09/28/2001    5,650,000        5,585,877
Washington Mutual Inc.                          6.125%                 12/01/2000    1,000,000          992,362
                                                                                                  -------------
                                                                                                     16,561,530
                                                                                                  -------------
FINANCIAL -- 22.8%
AT& T Capital Corp.                             6.250%                 05/15/2001    3,600,000        3,558,104
American Express Travel(a)                      6.410%                 10/24/2001    3,350,000        3,344,643
Bear Stearns Co.                                6.450%                 08/01/2002    3,650,000        3,558,659
Bear Stearns Co.                                9.375%                 06/01/2001    2,209,000        2,251,891
Beneficial Corp. Medium Term Notes(a)           7.029%   09/29/2000    12/05/2001    3,725,000        3,724,806
Carramerica Realty Corp.                        6.625%                 10/01/2000    3,550,000        3,536,929
Daimler Chrysler National Holding (a)           7.090%   09/29/2000    08/23/2002    4,000,000        4,010,844
FleetBoston Financial Corp. Medium Term
  Notes(a)                                      6.551%   09/29/2000    01/08/2002    5,500,000        5,509,966
General Electric Corp. Notes NCL                6.330%                 09/17/2001    4,700,000        4,659,366
General Motors Acceptance Corp.                 5.500%                 01/04/2002    1,500,000        1,458,479
Kern River Funding Notes                        6.720%                 09/30/2001    3,000,000        2,972,370

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                   STANDISH SHORT-TERM ASSET RESERVE PORTFOLIO

               SCHEDULE OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                      EXPECTED                     PAR            VALUE
SECURITY                                    RATE      MATURITY      MATURITY      VALUE*        (NOTE 1A)
-----------------------------------------------------------------------------------------------------------
FINANCIAL (CONTINUED)
Lehman Brothers Holdings Inc. Medium
  Term Notes                                6.625%                 12/27/2002   $3,500,000    $   3,410,009
Morgan Stanley Dean Witter(a)               6.911%                 12/19/2001    5,500,000        5,494,577
                                                                                              -------------
                                                                                                 47,490,643
                                                                                              -------------
INDUSTRIAL BONDS -- 18.8%
COMDISCO Inc. Notes NCL                     6.000%   01/30/2002    01/30/2002    5,000,000        4,794,944
Caterpillar Inc. Medium Term Notes(a)       6.850%   09/29/2000    11/17/2000    1,750,000        1,750,700
Chrysler Corp.                              5.875%                 02/07/2001    2,720,000        2,696,944
Coca-Cola Co. 144A                          6.000%                 03/15/2001    1,175,000        1,166,744
DeepTech International                     12.000%                 12/15/2000    3,500,000        3,555,755
GTE Corp.(a)                                6.300%   09/29/2000    01/05/2001    4,500,000        4,499,005
IMC Global Inc.                             6.625%                 10/15/2001    4,675,000        4,604,752
Tyco International Ltd.                     6.500%                 11/01/2001    3,000,000        2,956,189
Wal-Mart Stores                             6.150%                 08/10/2001    5,000,000        4,956,014
Wheeling-Pittsburgh Corp.                   9.375%   11/15/2000    11/15/2003    5,000,000        5,168,295
Worldcom Inc.                               6.125%                 08/15/2001    3,000,000        2,962,054
                                                                                              -------------
                                                                                                 39,111,396
                                                                                              -------------
Total Corporate (Cost $103,979,845)                                                             103,163,569
                                                                                              -------------
GOVERNMENT/OTHER -- 3.6%

EURODOLLAR -- 2.7%
Advance Bank Australia(a)                   6.953%                 11/29/2001    4,830,000        4,826,122
St. Georges Euro(a)                         7.125%   12/29/2000    07/14/2000      714,500          714,500
                                                                                              -------------
                                                                                                  5,540,622
                                                                                              -------------
NETHERLANDS -- 0.9%
Credit Suisse(a)                            6.225%                 08/25/2003    2,000,000        1,955,492
                                                                                              -------------
Total Government/Other (Cost $7,499,344)                                                          7,496,114
                                                                                              -------------
U.S. GOVERNMENT AGENCY -- 6.5%

PASS THRU SECURITIES -- 6.5%
FHLB                                        6.750%                 02/15/2002    7,500,000        7,475,400
FHLMC(a)                                    7.855%                 02/01/2023       97,443           98,966
FNMA                                        6.140%                 06/12/2002    3,000,000        2,957,820
TVA                                         6.000%                 11/01/2000    3,000,000        2,992,528
                                                                                              -------------
                                                                                                 13,524,714
                                                                                              -------------
Total U.S. Government Agency (Cost $13,532,880)                                                  13,524,714
                                                                                              -------------
TOTAL BONDS AND NOTES (COST $192,897,252)                                                       191,433,241
                                                                                              -------------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                   STANDISH SHORT-TERM ASSET RESERVE PORTFOLIO

               SCHEDULE OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                           PAR          VALUE
SECURITY                                         RATE      MATURITY       VALUE       (NOTE 1A)
-------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 6.8%

COMMERCIAL PAPER -- 6.8%
Becton Dickinson & Co.++                         6.169%   08/07/2000   $4,150,000    $  4,122,148
Eastman Chemical Co.++                           6.345%   07/20/2000    5,000,000       4,982,187
Enron Corp.++                                    6.380%   07/12/2000    3,000,000       2,993,767
Morgan Stanley Group Inc.++                      6.197%   08/08/2000    2,000,000       1,986,151
                                                                                     ------------
                                                                                       14,084,253
                                                                                     ------------
REPURCHASE AGREEMENTS -- 0.0%
Investors Bank & Trust Repurchase Agreement, dated 06/30/00, due
07/03/00, with a maturity value of $52,751 and an effective yield of 5.75%, collateralized by a U.S. Government Agency Obligation with a rate of 6.00%, maturity date of 07/01/29 and market value
of $53,923.                                                                                52,726
                                                                                     ------------
TOTAL SHORT-TERM INVESTMENTS (COST $14,136,978)                                        14,136,979
                                                                                     ------------

TOTAL INVESTMENTS -- 98.8% (COST $207,034,230)                                       $205,570,220

OTHER ASSETS, LESS LIABILITIES -- 1.2%                                                  2,391,707
                                                                                     ------------
NET ASSETS -- 100.0%                                                                 $207,961,927
                                                                                     ============

NOTES TO SCHEDULE OF INVESTMENTS:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration.
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
NCL - Non-callable
TVA - Tennessee Valley Authority
* Denominated in United States dollars except for foreign country specific bonds which are denominated in their respective local currency.
(a)   Variable Rate Security; rate indicated is as of 6/30/00.
++    Rate noted is yield to maturity.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                   STANDISH SHORT-TERM ASSET RESERVE PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments, at value (Note 1A) (identified cost,
    $207,034,230)                                                   $205,570,220
  Receivable for investments sold                                      3,033,826
  Interest receivable                                                  2,400,027
  Deferred organization costs (Note 1E)                                    5,070
  Prepaid expenses                                                         7,713
                                                                    ------------
    Total assets                                                     211,016,856

LIABILITIES
  Payable for investments purchased                     $3,025,570
  Accrued accounting and custody fees                       10,861
  Accrued trustees' fees and expenses (Note 2)               4,947
  Accrued expenses and other liabilities                    13,551
                                                        ----------
    Total liabilities                                                  3,054,929
                                                                    ------------
NET ASSETS (APPLICABLE TO INVESTORS' BENEFICIAL
  INTERESTS)                                                        $207,961,927
                                                                    ============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                   STANDISH SHORT-TERM ASSET RESERVE PORTFOLIO

                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1C)
  Interest income                                                 $7,242,325
                                                                  ----------
    Total income                                                   7,242,325

EXPENSES
  Investment advisory fee (Note 2)                     $ 285,528
  Accounting and custody fees                             63,556
  Legal and audit services                                12,768
  Trustees' fees and expenses (Note 2)                     9,886
  Insurance expense                                        5,879
  Amortization of organization expenses (Note 1E)          1,005
                                                       ---------
    Total expenses                                                   378,622
                                                                  ----------
      Net investment income                                        6,863,703
                                                                  ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized loss
    Investment security transactions                    (625,060)
                                                       ---------
      Net realized loss                                             (625,060)
  Change in unrealized appreciation (depreciation)
    Investment securities                                918,195
                                                       ---------
      Change in net unrealized appreciation
       (depreciation)                                                918,195
                                                                  ----------
    Net realized and unrealized gain                                 293,135
                                                                  ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                        $7,156,838
                                                                  ==========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                   STANDISH SHORT-TERM ASSET RESERVE PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                          JUNE 30, 2000       YEAR ENDED
                                                           (UNAUDITED)     DECEMBER 31, 1999
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                   $   6,863,703      $  14,903,460
  Net realized loss                                            (625,060)          (939,658)
  Change in net unrealized appreciation (depreciation)          918,195         (1,863,362)
                                                          -------------      -------------
  Net increase in net assets from investment operations       7,156,838         12,100,440
                                                          -------------      -------------
CAPITAL TRANSACTIONS
  Contributions                                              93,999,656        281,623,902
  Withdrawals                                              (195,438,296)      (253,219,033)
                                                          -------------      -------------
  Net increase (decrease) in net assets from capital
    transactions                                           (101,438,640)        28,404,869
                                                          -------------      -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     (94,281,802)        40,505,309

NET ASSETS
  At beginning of period                                    302,243,729        261,738,420
                                                          -------------      -------------
  At end of period                                        $ 207,961,927      $ 302,243,729
                                                          =============      =============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                   STANDISH SHORT-TERM ASSET RESERVE PORTFOLIO

                                SUPPLEMENTAL DATA
--------------------------------------------------------------------------------

                                                                                  FOR THE PERIOD
                                                     SIX MONTHS                   JANUARY 2, 1998
                                                        ENDED       YEAR ENDED   (COMMENCEMENT OF
                                                    JUNE 30, 2000  DECEMBER 31,   OPERATIONS) TO
                                                     (UNAUDITED)       1999      DECEMBER 31, 1998
                                                    -------------  ------------  -----------------
RATIOS:
  Expenses (to average daily net assets)                  0.33%+         0.32%           0.31%+
  Net Investment Income (to average daily net
    assets)                                               6.02%+         5.62%           5.83%+
  Portfolio Turnover                                        29%++          86%            113%++
  Net Assets, End of Period (000's omitted)           $207,962       $302,244        $261,738

-----------------
+    Computed on an annualized basis.
++   Not annualized.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                   STANDISH SHORT TERM ASSET RESERVE PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Short-Term Asset Reserve Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust.

      June 30, 2000 there was one fund, Standish Short Term Asset Reserve Fund (the "Fund") invested in the Portfolio. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The Fund's proportionate interest at June 30, 2000 was approximately 100%.

      The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. INVESTMENT SECURITY VALUATIONS

      Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Portfolio are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the trustees determine during such sixty-day period that amortized value does not represent fair value.

      B. REPURCHASE AGREEMENTS

      It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor on a daily basis, the market value and accrued interest of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

      C. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of trade date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount on long-term debt securities when required for federal income tax purposes. Realized gains and losses from securities sold are recorded on the identified cost basis.

      D. INCOME TAXES

      The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue Code) in order for its investors

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                   STANDISH SHORT TERM ASSET RESERVE PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      to satisfy them. The Portfolio allocates at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

      E. DEFERRED ORGANIZATIONAL EXPENSES

      Costs incurred by the Portfolio in connection with its organization and initial registration are being amortized on a straight-line basis through January 2003.

(2)   INVESTMENT ADVISORY FEE:

      The investment advisory fee paid to Standish, Ayer & Wood, Inc. ("SA&W") for overall investment advisory and administrative services is paid monthly at the annual rate of 0.25% of the Portfolio's average daily net assets. The Portfolio Trust pays no compensation directly to its trustees who are affiliated with SA&W or to its officers, all of whom receive remuneration for their services to the Portfolio Trust from SA&W. Certain of the trustees and officers of the Portfolio Trust are directors or officers of SA&W.

(3)   PURCHASES AND SALES OF INVESTMENTS:

      Purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

                                                         PURCHASES      SALES
                                                        -----------  -----------
      U.S. Government Securities                        $14,853,657  $23,161,377
                                                        ===========  ===========
      Investments (non-U.S.Government Securities)       $39,729,600  $64,903,031
                                                        ===========  ===========

(4)   FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES:

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2000, as computed on a federal income tax basis, were as follows:

      Aggregate Cost                                               $207,034,230
                                                                   ============
      Gross unrealized appreciation                                     108,112
      Gross unrealized depreciation                                  (1,572,122)
                                                                   ------------
      Net unrealized depreciation                                  $ (1,464,010)
                                                                   ============

(5)   FINANCIAL INSTRUMENTS:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in Parts A and B of the Portfolio Trust's registration statement.

      The Portfolio trades the following financial instruments with off-balance sheet risk:

      OPTIONS

      Call and put options give the holder the right to purchase or sell, respectively, a security or currency at a specified price on or before a certain date. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                   STANDISH SHORT TERM ASSET RESERVE PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contract, or if the counterparty does not perform under the contract's terms.

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

      The Portfolio entered into no such transactions for the six months ended June 30, 2000.

      FUTURES CONTRACTS

      The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts.

      At June 30, 2000 the Portfolio held no open futures contracts.